ProShares Supply Chain Logistics ETF Investment Strategy - ProShares Supply Chain Logistics ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of companies focused on raw materials and merchandise shipping and delivery. The Index includes companies in at least one of 18 FactSet® Revere Business Industry Classification System Sub-Industries (“RBICS Sub-Industries”) that the index provider has identified as supply chain logistics related. The 18 eligible RBICS Sub-Industries are: (1) Asia/Pacific Rail Transportation; (2) Autonomous Drone Manufacturers; (3) Commercial Transportation Equipment Distributors; (4) Container Deep Sea and Offshore Shipping; (5) Dry Bulk Deep Sea and Offshore Shipping; (6) Execution and Quote Platforms Services; (7) Express Couriers; (8) Freight Truckload Road Transportation; (9) Freight Less-Than-Truckload Road Transportation; (10) General Transportation and Related Services; (11) Logistics and Supply Chain Service Providers; (12) Multi-Size Trucking Road Transportation; (13) Multi-Type Deep Sea and Offshore Shipping; (14) Transportation Industry Software; (15) Europe, Middle East and Africa Rail Transportation; (16) Other Americas Railroad Transportation; (17) United States Class I Railroad Transportation; and (18) United States Short-Line Railroad Transportation. The Index selects up to 40 companies based on market capitalization that receive 75% or more of their revenue from one or more of those sub-industries. Selected companies are then weighted based on their market capitalization, subject to a 4.5% limit. The Index’s composition and assigned weights are reevaluated semi-annually in June and December. The Index is constructed and maintained by FactSet Research Systems, Inc. More information about the Index can be found using the Bloomberg ticker symbol “FDSSCLN.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the components of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the components of the Index or to instruments not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each component of the Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more components of the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.